Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities (44.5%)
1	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	1,600	1,615
1	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	55,000	54,910
1	AmeriCredit Automobile Receivables
	Trust 2016-3	2.710%	9/8/22	3,390	3,435
1	AmeriCredit Automobile Receivables
	Trust 2016-4	2.410%	7/8/22	34,000	33,992
1	AmeriCredit Automobile Receivables
	Trust 2017-4	2.040%	7/18/22	4,047	4,054
1	AmeriCredit Automobile Receivables
	Trust 2019-3	2.170%	1/18/23	9,609	9,618
1,2	ARI Fleet Lease Trust 2017-A	1.910%	4/15/26	517	516
1,2	ARI Fleet Lease Trust 2018-B	3.220%	8/16/27	4,669	4,679
1,2	ARI Fleet Lease Trust 2020-A	1.770%	8/15/28	12,750	12,664
1,2	ARL Second LLC 2014-1A	2.920%	6/15/44	159	156
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	7,874	7,860
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	36,655	36,469
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	13,370	13,242
1,2	Avis Budget Rental Car Funding AESOP
	LLC 2016-2A	2.720%	11/20/22	11,095	10,858
1	BMW Vehicle Lease Trust 2019-1	2.920%	8/22/22	6,500	6,607
1,3	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR +
	0.800%	2.479%	2/25/30	89	88
1	California Earthquake Authority	1.300%	7/1/20	75,000	75,035
1	California Republic Auto Receivables
	Trust 2016-2	2.520%	5/16/22	1,330	1,336
1	California Republic Auto Receivables
	Trust 2016-2	3.510%	3/15/23	540	539
1	California Republic Auto Receivables
	Trust 2018-1	3.140%	8/15/22	10,349	10,410
1	California Republic Auto Receivables
	Trust 2018-1	3.560%	3/15/23	5,000	5,047
1,2	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.000%	6/21/21	1,622	1,627
1,2	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.780%	3/21/22	16,135	16,217
1,2	Canadian Pacer Auto Receivables Trust A
	Series 2020	1.770%	11/21/22	32,500	32,570
1	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	40	40
1,2	Capital Auto Receivables Asset Trust
	2018-1	2.930%	6/20/22	4,025	4,055

1,2	Capital Auto Receivables Asset Trust
	2018-2	3.270%	6/20/23	14,706	14,753
1	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,159
1	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,354
1	CarMax Auto Owner Trust 2016-4	2.910%	4/17/23	6,520	6,537
1	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	13,490	13,700
1	CarMax Auto Owner Trust 2019-1	3.050%	3/15/24	1,850	1,892
1	CarMax Auto Owner Trust 2019-4	2.010%	3/15/23	23,000	23,043
1,2	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	1,835	1,818
1,2	Chesapeake Funding II LLC 2017-3A	1.910%	8/15/29	5,488	5,447
1,2	Chesapeake Funding II LLC 2017-4A	2.120%	11/15/29	14,004	13,955
1,2	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	15,111	15,074
1,2	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	48,227	48,647
1,2	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	32,056	32,120
1,2	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	321	322
1,2	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	5,565	5,565
1	CNH Equipment Trust 2019-A	2.960%	5/16/22	2,684	2,689
1	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	31	31
1	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	5,920	6,123
1,2	Dell Equipment Finance Trust 2018-1	3.180%	6/22/23	3,778	3,802
1,2	Dell Equipment Finance Trust 2019-1	2.780%	8/23/21	12,620	12,666
1,2	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	15,220	15,290
1,2	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	15,677	15,700
1,2	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	180	183
1,2	DLL Securitization Trust Series 2019-DA1	2.790%	11/22/21	14,855	14,893
1,2	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	14,950	15,109
1,2	DLL Securitization Trust Series 2019-MA2	2.270%	5/20/22	38,059	38,119
1,2	DLL Securitization Trust Series 2019-MT3	2.130%	1/20/22	50,000	50,055
1,2	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	930	934
1	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	4,189	4,234
1	Drive Auto Receivables Trust 2018-1	3.810%	5/15/24	15,825	15,917
1	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	9,288	9,330
1	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	12,610	12,680
1	Drive Auto Receivables Trust 2018-5	3.340%	10/15/22	3,061	3,062
1	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	15,800	15,889
1	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	4,488	4,523
1	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	300	302
1	Drive Auto Receivables Trust 2019-2	3.170%	11/15/23	18,000	18,214
1	Drive Auto Receivables Trust 2019-3	2.630%	9/15/22	3,932	3,936
1	Drive Auto Receivables Trust 2019-4	2.230%	1/16/24	13,400	13,300
1	Drive Auto Receivables Trust 2020-1	1.990%	12/15/22	13,000	13,006
1	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	3,310	3,322
1,2	DT Auto Owner Trust 2018-3	3.020%	2/15/22	2,515	2,512
1,2	DT Auto Owner Trust 2019-2A	2.850%	9/15/22	5,748	5,761
1,2	DT Auto Owner Trust 2019-3	2.550%	8/15/22	6,442	6,445
1,2	DT Auto Owner Trust 2020-1	1.940%	9/15/23	12,990	12,962
1,2	Enterprise Fleet Financing LLC Series
	2017-2	1.970%	1/20/23	1,180	1,178
1,2	Enterprise Fleet Financing LLC Series
	2017-3	2.130%	5/22/23	2,640	2,630
1,2	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	6,078	6,078
1,2	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	8,999	9,016

1,2	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/20/24	12,055	12,068
1,2	Evergreen Credit Card Trust 2018-1	2.950%	3/15/23	3,750	3,792
1,2	Fair Square Issuance Trust FSIT_20-A	2.900%	9/20/24	3,060	2,888
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR +
	0.750%	1.237%	6/25/39	2,927	2,907
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2019-R06, 1M USD LIBOR +
	0.750%	1.237%	9/25/39	15,734	15,516
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2019-R07, 1M USD LIBOR +
	0.770%	1.257%	10/25/39	24,953	24,752
1,2,3,4	Fannie Mae Connecticut Avenue
	Securities 2020-R02, 1M USD LIBOR +
	0.750%	1.237%	1/25/40	20,016	19,247
1	Fifth Third Auto Trust 2019-1	2.660%	5/16/22	11,845	11,881
1,2	Flagship Credit Auto Trust 2017-4	2.070%	4/15/22	1,029	1,029
1,2	Flagship Credit Auto Trust 2018-1	2.590%	6/15/22	2,843	2,837
1,2	Flagship Credit Auto Trust 2018-3	3.070%	2/15/23	5,236	5,228
1	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	16,490	16,649
1	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	8,470	8,496
1	Ford Credit Auto Lease Trust 2020-A	1.800%	7/15/22	19,000	19,072
1,2	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	50,000	49,964
1	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.340%	9/15/22	3,000	2,983
1	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3	3.520%	10/15/23	51,536	51,605
1,2,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.726%	2/25/48	764	755
1,2,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.811%	5/25/48	577	576
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA4, 1M USD
	LIBOR + 0.700%	1.647%	10/25/49	1,457	1,448
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA3, 1M USD
	LIBOR + 0.750%	1.237%	9/25/49	441	438
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2020-DNA1, 1M USD
	LIBOR + 0.700%	1.187%	1/25/50	8,141	7,668
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2020-DNA2, 1M USD
	LIBOR + 0.750%	1.237%	2/25/50	31,900	30,463
1,2,3,4	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2020-HQA1, 1M USD
	LIBOR + 0.750%	1.237%	1/25/50	3,198	3,188
1	GM Financial Automobile Leasing Trust
	2019-3	2.030%	6/20/22	20,000	20,102
1,2	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	1,500	1,510
1,2	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	40	40
1	GM Financial Consumer Automobile
	2020-1	1.830%	1/17/23	10,000	10,039
1	GM Financial Consumer Automobile
	2020-2	1.490%	12/16/24	15,000	15,038

1	GM Financial Consumer Automobile
	2020-2	1.740%	8/18/25	9,000	9,020
1,2	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	55,000	54,979
1,2	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	35,000	35,284
1,2	GMF Floorplan Owner Revolving Trust
	2018-3	3.680%	9/15/22	1,430	1,425
1,2	GMF Floorplan Owner Revolving Trust
	2018-4	3.440%	3/15/23	1,144	1,138
1,2	GMF Floorplan Owner Revolving Trust
	2018-4	3.500%	9/15/23	68,125	68,522
1,2	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	370	372
1,2,3	Gosforth Funding 2017-1A plc, 3M USD
	LIBOR + 0.470%	1.522%	12/19/59	5,166	5,127
1,2,3	Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.129%	8/25/60	11,943	11,826
1,2	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	1,310	1,309
1,2	GreatAmerica Leasing Receivables
	Funding LLC Series 2019-1	2.970%	6/15/21	12,872	12,835
1,2	GreatAmerica Leasing Receivables
	Funding LLC Series 2020-1	1.760%	6/15/22	51,800	51,665
1,2	GTP Acquisition Partners I LLC	2.350%	6/15/20	1,070	1,070
1	Harley-Davidson Motorcycle Trust 2019-A	2.370%	5/15/22	9,875	9,891
1	Harley-Davidson Motorcycles 2020-A	1.830%	1/17/23	17,000	17,011
1,2	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	33,049	31,730
1,2	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	39,251	38,197
1,2	Hertz Vehicle Financing II LP 2015-2A	2.960%	10/25/21	40,000	37,255
1,2	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	25,802	25,321
1,2	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	31,312	29,472
1,2	Hertz Vehicle Financing II LP 2017-1	3.560%	10/25/21	47,990	46,374
1,2	Hertz Vehicle Financing II LP 2018-2A	3.650%	6/27/22	4,066	3,887
1	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	800	806
1	Honda Auto Receivables 2019-1 Owner
	Trust	2.830%	3/20/23	4,115	4,202
1	Honda Auto Receivables 2019-4 Owner
	Trust	1.870%	1/20/26	1,900	1,924
1,2	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	10,600	10,609
1,2	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	2,100	2,069
1,2	HPEFS Equipment Trust 2020-1	1.730%	2/20/30	17,250	17,177
1,2	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	15,000	15,156
1,2	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	1,440	1,464
§,1	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	13,910	13,907
§,1	Hyundai Auto Receivables Trust 2020-A	1.720%	6/15/26	4,570	4,570
§,1,2	Kubota Credit Owner Trust 2020-1	1.960%	3/15/24	7,540	7,539
1,2,3	Lanark Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.420%	2.103%	12/22/69	3,584	3,564
1,3	Lanark Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.103%	12/22/69	13,969	13,827
1	Mercedes-Benz Auto Lease Trust 2019-A	2.000%	10/17/22	40,359	40,355
1,2	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	9,370	9,364
1,2	MMAF Equipment Finance LLC 2018-A	2.920%	7/12/21	1,511	1,512
1,2	MMAF Equipment Finance LLC 2019-B	2.070%	10/12/22	16,250	16,116

1,2,3	Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	1.017%	9/25/24	1,724	1,723
1,2	Navient Student Loan Trust 2018-A	2.530%	2/18/42	2,132	2,130
1,2	Navient Student Loan Trust 2019-A	3.030%	1/15/43	1,721	1,722
1,2,3	Navient Student Loan Trust 2019-A, 1M
	USD LIBOR + -0.400%	1.214%	12/15/59	10,044	9,988
1,2	Navient Student Loan Trust 2019-CA	2.820%	2/15/68	16,389	16,370
1,2	Navient Student Loan Trust 2019-E	2.390%	5/15/68	32,782	32,742
1,2	Navient Student Loan Trust 2019-F	2.180%	8/15/68	14,435	14,417
1,2	Navient Student Loan Trust 2020-B	1.800%	1/15/69	40,784	40,704
1,3	New Mexico Educational Assistance
	Foundation, 1M USD LIBOR + 0.700%	1.684%	1/2/25	40	40
1	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	4,910	4,981
1	Nissan Auto Lease Trust 2019-B	2.270%	7/15/22	27,000	27,018
1	Nissan Auto Lease Trust 2020-A	1.800%	5/16/22	36,000	35,963
1	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	320	324
1	Nissan Auto Receivables 2018-C Owner
	Trust	3.270%	6/16/25	1,870	1,956
1	Nissan Auto Receivables 2020-A Owner
	Trust	1.380%	12/16/24	20,640	20,689
1	Nissan Auto Receivables 2020-A Owner
	Trust	1.700%	5/17/27	6,830	6,846
1,2,3	Pepper Residential Securities Trust 2018-
	A, 1M USD LIBOR + 0.950%	1.779%	3/12/47	1,144	1,143
1,2,3	Pepper Residential Securities Trust 2019-
	1, 1M USD LIBOR + 0.480%	1.309%	10/13/20	30,000	29,854
1,2,3	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	1.674%	1/16/60	7,251	7,213
1,2,3	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	1.718%	6/20/60	14,258	14,196
1,2,3	Pepper Residential Securities Trust 2024-
	A1U, 1M USD LIBOR + 0.900%	1.618%	11/18/60	11,288	11,129
1,2,3	Permanent Master Issuer Plc 2018-1A,
	3M USD LIBOR + 0.380%	1.599%	7/15/58	9,975	9,931
1,2	PFS Financing Corp 2018-B	2.890%	2/15/23	1,100	1,084
1,2	PFS Financing Corp. 2017-B	2.220%	7/15/22	340	340
1,2	PFS Financing Corp. 2017-D	2.400%	10/17/22	430	425
1,2	PFS Financing Corp. 2018-D	3.190%	4/17/23	250	246
1,2,3	Resimac Premier Series 2017-1A, 1M
	USD LIBOR + 0.950%	1.779%	9/11/48	5,392	5,380
1,2,3	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	1.832%	12/5/59	8,166	8,119
1	Santander Drive Auto Receivables Trust
	2016-3	2.800%	8/15/22	5,500	5,528
1	Santander Drive Auto Receivables Trust
	2017-2	3.490%	7/17/23	10,000	10,043
1	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	73	74
1	Santander Drive Auto Receivables Trust
	2018-2	3.030%	9/15/22	5,523	5,527
1	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	7,607	7,617
1	Santander Drive Auto Receivables Trust
	2018-3	3.510%	8/15/23	16,000	16,171
1,2	Santander Retail Auto Lease Trust 2019-
	B	2.290%	4/20/22	36,823	36,838

1,2	Santander Retail Auto Lease Trust 2019-
	C	1.890%	9/20/22	39,886	39,722
1,2	SBA Tower Trust	3.156%	10/8/20	53,970	54,162
1,2	Securitized Term Auto Receivables Trust
	2018-1A	3.068%	1/25/22	17,567	17,513
1,2	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	2,147	2,129
1,2,3	SMB Private Education Loan Trust 2019-
	B, 1M USD LIBOR + 0.350%	1.164%	7/15/26	7,889	7,813
1,2	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	12,263	12,166
1,2	SoFi Professional Loan Program 2018-B
	LLC	2.640%	8/25/47	6,629	6,581
1,2	SoFi Professional Loan Program 2018-C
	LLC	3.080%	1/25/48	13,508	13,559
1,2	SoFi Professional Loan Program 2018-D
	LLC	3.120%	2/25/48	8,714	8,721
1,2	SoFi Professional Loan Program 2019-A
	LLC	3.180%	6/15/48	9,401	9,422
1,2	SoFi Professional Loan Program 2019-B
	LLC	2.780%	8/17/48	20,160	20,199
1,2	SoFi Professional Loan Program 2019-C
	LLC	2.130%	11/16/48	16,068	15,966
1,2	SoFi Professional Loan Program 2020-A
	LLC	2.060%	5/15/46	10,963	10,907
1	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	48,900	50,003
1,2	TCF Auto Receivables Owner Trust 2016-
	PT1	1.930%	6/15/22	3,278	3,281
1,2	Tesla Auto Lease Trust 2018-A	2.130%	4/20/22	29,000	29,045
1,2	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	14,035	14,186
1,2	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	2,800	2,844
1,2	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	187	187
1,2	Tidewater Auto Receivables Trust 2018-
	AA	3.450%	11/15/24	1,880	1,887
1,2	Tidewater Auto Receivables Trust 2020-
	AA	1.390%	8/15/24	20,000	19,787
1	Toyota Auto Receivables 2020-A Owner
	Trust	1.660%	5/15/24	5,355	5,418
1	Toyota Auto Receivables 2020-B Owner
	Trust	1.360%	8/15/24	10,950	11,021
1	Toyota Auto Receivables 2020-B Owner
	Trust	1.660%	9/15/25	4,460	4,473
1,2	Transportation Finance Equipment Trust
	2019-1	1.900%	1/24/22	18,000	18,028
1,2	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	48,980	49,470
1,2	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	416	413
1	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	6,890	6,931
1,2	Verizon Owner Trust 2017-2	2.380%	12/20/21	3,260	3,269
1,2	Verizon Owner Trust 2017-3	2.380%	4/20/22	9,290	9,323
1,2	Verizon Owner Trust 2017-3	2.530%	4/20/22	18,640	18,678
1,2	Verizon Owner Trust 2018-1	3.050%	9/20/22	8,770	8,859
1,2	Verizon Owner Trust 2018-1	3.200%	9/20/22	1,850	1,864
1	Verizon Owner Trust 2019-A	2.930%	9/20/23	1,605	1,640
1	Verizon Owner Trust 2020-A	1.980%	7/22/24	1,280	1,272
1,2	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	8,910	8,825

1	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	1,150	1,165
1	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	2,850	2,959
1,2	Volvo Financial Equipment LLC Series
	2017-1A	1.920%	3/15/21	246	246
1	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	16	16
1	WFRBS Commercial Mortgage Trust
	2013-C18	3.027%	12/15/46	1	1
1	World Omni Auto Receivables Trust 2016-
	B	1.730%	7/15/23	2,510	2,499
1	World Omni Auto Receivables Trust 2018-
	A	2.500%	4/17/23	5,502	5,534
1	World Omni Auto Receivables Trust 2019-
	B	2.630%	6/15/22	15,419	15,474
1	World Omni Automobile Lease
	Securitization Trust 2019-A	2.890%	11/15/21	11,601	11,657
1	World Omni Automobile Lease
	Securitization Trust 2019-A	2.940%	5/16/22	17,500	17,611
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,827,047)					2,809,163
Corporate Bonds (41.7%)
Finance (22.6%)
	Banking (18.3%)
2	ABN AMRO Bank NV	2.650%	1/19/21	1,784	1,804
	American Express Co.	2.200%	10/30/20	28,605	28,728
2	ANZ New Zealand Int'l Ltd.	2.125%	7/28/21	30,000	30,223
2	Australia & New Zealand Banking Group
	Ltd.	4.875%	1/12/21	2,418	2,475
1	Bank of America Corp.	2.369%	7/21/21	35,000	34,980
	Bank of Montreal	2.900%	3/26/22	13,105	13,489
3	Bank of Montreal, 3M USD LIBOR +
	0.340%	1.651%	7/13/20	40,000	39,950
	Bank of New York Mellon Corp.	4.150%	2/1/21	17,664	18,048
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,893
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,513
2	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,000	3,030
	BPCE SA	2.650%	2/3/21	3,907	3,946
	BPCE SA	2.750%	12/2/21	1,950	1,979
	Capital One NA	2.250%	9/13/21	1,505	1,507
1	Citibank NA	2.844%	5/20/22	8,320	8,407
	Citigroup Inc.	2.700%	3/30/21	25,000	25,339
1	Citigroup Inc.	2.312%	11/4/22	20,000	20,146
	Citigroup Inc.	3.875%	10/25/23	3,500	3,740
	Citizens Bank NA	2.250%	10/30/20	3,500	3,513
	Citizens Bank NA	2.550%	5/13/21	13,725	13,861
	Commonwealth Bank of Australia	2.400%	11/2/20	21,615	21,728
	Credit Suisse AG	2.800%	4/8/22	5,230	5,357
	Credit Suisse Group Funding Guernsey
	Ltd.	3.450%	4/16/21	2,340	2,374
2	Danske Bank A/S	2.750%	9/17/20	46,155	46,347
2	Danske Bank A/S	5.000%	1/12/22	16,715	17,278
	Discover Bank	3.100%	6/4/20	20,000	20,000
	Discover Bank	3.200%	8/9/21	4,017	4,041
2	DNB Bank ASA	2.125%	10/2/20	20,000	20,076
	Goldman Sachs Group Inc.	2.750%	9/15/20	63,100	63,410
	Goldman Sachs Group Inc.	2.600%	12/27/20	150	150

3,5	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	2.053%	8/26/20	3,450	2,250
	HSBC Bank USA NA	4.875%	8/24/20	10,000	10,097
	HSBC Holdings plc	3.400%	3/8/21	10,000	10,183
	HSBC Holdings plc	5.100%	4/5/21	780	807
	HSBC Holdings plc	2.950%	5/25/21	17,620	17,861
	HSBC USA Inc.	5.000%	9/27/20	15,000	15,198
	Huntington National Bank	2.875%	8/20/20	16,561	16,621
	ICICI Bank Ltd.	5.750%	11/16/20	8,200	8,267
2	ING Bank NV	2.050%	8/15/21	7,000	7,052
	JPMorgan Chase & Co.	2.295%	8/15/21	6,500	6,513
	JPMorgan Chase & Co.	3.250%	9/23/22	2,788	2,917
	JPMorgan Chase & Co.	2.972%	1/15/23	11,810	12,120
	Lloyds Bank plc	2.700%	8/17/20	9,013	9,050
2	Macquarie Bank Ltd.	2.850%	7/29/20	5,000	5,004
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,124	17,250
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	14,755	15,153
2	Mizuho Financial Group Inc.	2.632%	4/12/21	9,850	9,991
	Mizuho Financial Group Inc.	2.273%	9/13/21	6,545	6,577
	Morgan Stanley	5.500%	7/24/20	9,900	9,991
	Morgan Stanley	5.750%	1/25/21	11,317	11,687
	Morgan Stanley	2.500%	4/21/21	18,000	18,219
3	Morgan Stanley, SOFR + 0.700%	1.614%	1/20/23	20,000	19,225
2	MUFG Bank Ltd.	2.850%	9/8/21	22,000	22,274
	National Australia Bank Ltd.	2.500%	1/12/21	10,000	10,113
	National Australia Bank Ltd.	2.625%	1/14/21	20,000	20,225
	National Bank of Canada	2.150%	6/12/20	7,000	7,000
2	Nordea Bank AB	2.125%	5/29/20	4,370	4,375
	PNC Bank NA	2.150%	4/29/21	14,856	15,005
1	PNC Bank NA	2.232%	7/22/22	8,910	9,016
	Santander UK Group Holdings plc	2.875%	10/16/20	6,078	6,109
	Santander UK Group Holdings plc	3.125%	1/8/21	5,000	5,031
	Santander UK plc	2.125%	11/3/20	1,500	1,501
	Santander UK plc	2.500%	1/5/21	5,194	5,220
2	Skandinaviska Enskilda Banken AB	3.050%	3/25/22	11,750	12,131
1,2	State Street Corp.	2.825%	3/30/23	1,670	1,716
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	29,199	29,615
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	24,080	24,348
	Svenska Handelsbanken AB	3.350%	5/24/21	2,098	2,145
	Svenska Handelsbanken AB	1.875%	9/7/21	12,230	12,359
3	Toronto-Dominion Bank, 3M USD LIBOR
	+ 0.280%	1.048%	6/11/20	20,000	20,000
1	Truist Bank	3.525%	10/26/21	2,800	2,822
	Truist Bank	2.800%	5/17/22	12,750	13,132
1	Truist Bank	3.502%	8/2/22	10,075	10,302
	Truist Financial Corp.	2.050%	5/10/21	25,000	25,184
	Truist Financial Corp.	3.050%	6/20/22	7,860	8,121
2	UBS AG	2.450%	12/1/20	15,635	15,723
2	UBS AG	1.750%	4/21/22	5,000	5,022
2	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	30,142	30,292
2	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	13,330	13,493
	US Bancorp	4.125%	5/24/21	19,555	20,157
	Wells Fargo & Co.	4.600%	4/1/21	35,000	36,114
	Wells Fargo & Co.	3.500%	3/8/22	8,218	8,515
	Wells Fargo Bank NA	2.600%	1/15/21	5,000	5,056
1	Wells Fargo Bank NA	3.325%	7/23/21	9,450	9,465

3,5	Westpac Banking Corp., 3M Australian
	Bank Bill Rate + 3.100%	3.667%	3/10/26	5,000	3,245
3	Westpac Banking Corp., 3M USD LIBOR
	+ 0.280%	1.972%	5/15/20	10,000	10,002
	Zions Bancorp NA	3.500%	8/27/21	15,360	15,374

	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap
	Global Aviation Trust	4.625%	10/30/20	21,492	21,170

	Insurance (3.8%)
2	AIG Global Funding	2.700%	12/15/21	3,910	3,988
	American International Group Inc.	3.300%	3/1/21	3,050	3,097
	Anthem Inc.	2.500%	11/21/20	25,000	25,163
	Aon plc	2.800%	3/15/21	17,806	17,982
	AXIS Specialty Finance LLC	5.875%	6/1/20	4,600	4,615
	Chubb INA Holdings Inc.	2.300%	11/3/20	25,958	26,097
	Manulife Financial Corp.	4.900%	9/17/20	24,150	24,452
2	Metropolitan Life Global Funding I	1.950%	9/15/21	29,826	30,086
2	Metropolitan Life Global Funding I	3.450%	10/9/21	30,000	30,859
2	Pricoa Global Funding I	2.200%	6/3/21	12,000	12,104
2	Protective Life Global Funding	2.700%	11/25/20	40,840	41,082
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,448
2	Reliance Standard Life Global Funding II	3.050%	1/20/21	15,000	15,111
	WR Berkley Corp.	5.375%	9/15/20	6,618	6,704

	Real Estate Investment Trusts (0.2%)
	Federal Realty Investment Trust	2.550%	1/15/21	2,700	2,704
	Simon Property Group LP	2.500%	9/1/20	8,510	8,499
					1,430,728
Industrial (16.0%)
	Basic Industry (2.0%)
2	Air Liquide Finance SA	1.750%	9/27/21	25,660	25,848
	DuPont de Nemours Inc.	2.169%	5/1/23	29,000	29,200
	Eastman Chemical Co.	3.500%	12/1/21	18,332	18,755
	International Flavors & Fragrances Inc.	3.400%	9/25/20	24,000	24,050
	Newmont Corp.	3.625%	6/9/21	20,748	20,771
	Praxair Inc.	4.050%	3/15/21	5,276	5,415
	Sherwin-Williams Co.	4.200%	1/15/22	602	626

	Capital Goods (1.1%)
2	Carrier Global Corp.	1.923%	2/15/23	2,400	2,407
	Caterpillar Financial Services Corp.	1.850%	9/4/20	5,091	5,107
	Caterpillar Financial Services Corp.	1.931%	10/1/21	9,140	9,209
	Caterpillar Financial Services Corp.	1.900%	9/6/22	1,180	1,200
	CNH Industrial Capital LLC	4.375%	11/6/20	6,060	6,091
	General Dynamics Corp.	3.000%	5/11/21	10,483	10,702
	General Dynamics Corp.	3.875%	7/15/21	26,350	27,205
	Honeywell International Inc.	2.150%	8/8/22	445	458
	Rockwell Collins Inc.	2.800%	3/15/22	1,360	1,394
	Waste Management Inc.	2.900%	9/15/22	4,000	4,165

	Communication (1.9%)
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.579%	7/23/20	20,848	20,872
	Fox Corp.	3.666%	1/25/22	30,000	30,973

Interpublic Group of Cos. Inc.	3.500%	10/1/20	24,000	24,154
Omnicom Group Inc. / Omnicom Capital
Inc.	3.625%	5/1/22	20,000	20,978
2 Sky plc	3.125%	11/26/22	10,960	11,520
Verizon Communications Inc.	4.600%	4/1/21	10,000	10,338
Walt Disney Co.	1.650%	9/1/22	754	765

Consumer Cyclical (1.7%)
6 American Honda Finance Corp.	3.150%	1/8/21	15,000	15,138
3 American Honda Finance Corp., 3M USD
LIBOR + 0.260%	1.001%	6/16/20	35,000	34,964
2 BMW US Capital LLC	3.250%	8/14/20	18,000	17,978
General Motors Financial Co. Inc.	3.700%	11/24/20	9,000	8,929
Toyota Motor Credit Corp.	3.050%	1/8/21	10,000	10,078
Toyota Motor Credit Corp.	2.900%	3/30/23	17,000	17,773

Consumer Noncyclical (3.4%)
AbbVie Inc.	2.300%	5/14/21	33,000	33,314
AstraZeneca plc	2.375%	11/16/20	3,289	3,310
BAT Capital Corp.	2.764%	8/15/22	5,000	5,069
Baxter International Inc.	1.700%	8/15/21	2,500	2,519
2 Bayer US Finance LLC	3.000%	10/8/21	6,220	6,326
2 Bristol-Myers Squibb Co.	2.600%	5/16/22	5,000	5,162
2 Bristol-Myers Squibb Co.	3.250%	8/15/22	3,074	3,232
2 Bristol-Myers Squibb Co.	3.550%	8/15/22	3,975	4,202
CVS Health Corp.	2.800%	7/20/20	22,000	22,045
CVS Health Corp.	2.125%	6/1/21	12,000	12,099
Express Scripts Holding Co.	2.600%	11/30/20	15,000	15,081
GlaxoSmithKline Capital plc	2.850%	5/8/22	4,984	5,171
GlaxoSmithKline Capital plc	2.875%	6/1/22	4,660	4,835
Kimberly-Clark Corp.	2.400%	3/1/22	4,000	4,100
Mead Johnson Nutrition Co.	3.000%	11/15/20	11,770	11,873
2 Pernod Ricard SA	4.450%	1/15/22	25,000	26,186
Philip Morris International Inc.	1.125%	5/1/23	5,000	4,990
Reynolds American Inc.	6.875%	5/1/20	8,304	8,305
Reynolds American Inc.	4.000%	6/12/22	4,000	4,161
Shire Acquisitions Investments Ireland
DAC	2.400%	9/23/21	30,000	30,450

Energy (4.7%)
Apache Corp.	3.625%	2/1/21	16,096	15,291
BP Capital Markets America Inc.	4.500%	10/1/20	30,000	30,353
BP Capital Markets plc	3.561%	11/1/21	6,018	6,171
Enterprise Products Operating LLC	3.500%	2/1/22	26,500	27,095
EOG Resources Inc.	4.100%	2/1/21	20,986	21,274
Exxon Mobil Corp.	1.571%	4/15/23	35,260	35,649
Kinder Morgan Energy Partners LP	5.300%	9/15/20	12,050	12,036
Kinder Morgan Energy Partners LP	3.500%	3/1/21	5,000	5,001
Kinder Morgan Energy Partners LP	5.000%	10/1/21	700	710
2 Kinder Morgan Inc.	5.000%	2/15/21	5,790	5,822
Kinder Morgan Inc.	6.500%	9/15/20	5,551	5,609
Marathon Petroleum Corp.	3.400%	12/15/20	11,733	11,677
Marathon Petroleum Corp.	5.125%	3/1/21	17,535	17,688
2 Midwest Connector Capital Co. LLC	3.625%	4/1/22	5,835	5,705
Pioneer Natural Resources Co.	3.450%	1/15/21	1,000	1,001
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	2,035	2,010

	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	3,515	3,577
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	23,168	23,168
	Shell International Finance BV	1.875%	5/10/21	31,700	31,813
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,000	1,995
	Total Capital International SA	2.218%	7/12/21	15,000	15,129
5	Total Capital International SA	4.250%	11/26/21	15,000	10,174
	TransCanada PipeLines Ltd.	3.800%	10/1/20	5,710	5,724

	Technology (0.3%)
	IBM Credit LLC	2.200%	9/8/22	625	644
	International Business Machines Corp.	2.850%	5/13/22	2,680	2,786
	Oracle Corp.	1.900%	9/15/21	9,095	9,202
	Oracle Corp.	2.500%	5/15/22	7,004	7,205
	Tyco Electronics Group SA	3.500%	2/3/22	1,020	1,055

	Transportation (0.9%)
1	Burlington Northern and Santa Fe Railway
	Co. 1999-2 Pass Through Trust	7.570%	1/2/21	99	102
1	Continental Airlines 2001-1 Class A-1
	Pass Through Trust	6.703%	6/15/21	1,841	1,814
1	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	2,915	2,842
1	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	5,016	4,715
	FedEx Corp.	3.400%	1/14/22	15,000	15,492
2	Penske Truck Leasing Co. LP / PTL
	Finance Corp.	3.650%	7/29/21	25,000	25,328
1	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.650%	8/1/22	3,175	3,120
1	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	2,330	1,701
					1,000,171
Utilities (3.1%)
	Electric (3.1%)
	Alabama Power Co.	3.375%	10/1/20	21,785	21,988
	Ameren Corp.	2.700%	11/15/20	5,000	5,037
	CenterPoint Energy Inc.	3.600%	11/1/21	25,000	25,715
	Consumers Energy Co.	2.850%	5/15/22	2,065	2,129
	Dominion Energy Inc.	2.000%	8/15/21	6,793	6,824
2,3	Dominion Energy Inc., 3M USD LIBOR +
	0.400%	1.980%	12/1/20	26,000	25,791
	DTE Energy Co.	2.250%	11/1/22	7,895	8,044
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,800	1,845
	Duke Energy Progress LLC	3.000%	9/15/21	1,175	1,192
2	EDP Finance BV	5.250%	1/14/21	1,600	1,634
	Entergy Corp.	4.000%	7/15/22	1,719	1,818
	Exelon Corp.	2.850%	6/15/20	5,000	5,003
	Exelon Corp.	5.150%	12/1/20	7,358	7,444
	LG&E & KU Energy LLC	3.750%	11/15/20	13,807	13,876
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	1,810	1,872
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	15,190	15,819
	Northern States Power Co.	2.600%	5/15/23	1,135	1,177
	NSTAR Electric Co.	2.375%	10/15/22	1,200	1,228
	PacifiCorp	3.850%	6/15/21	6,773	6,942
	PECO Energy Co.	1.700%	9/15/21	2,295	2,318
	Pinnacle West Capital Corp.	2.250%	11/30/20	12,000	12,048
	Progress Energy Inc.	4.400%	1/15/21	8,865	8,987

	Public Service Electric & Gas Co.	1.900%	3/15/21	10,000	10,053
	Puget Energy Inc.	6.000%	9/1/21	7,829	8,152
					196,936
Total Corporate Bonds (Cost $2,614,949)					2,627,835
Sovereign Bonds (5.5%)
	Banco Latinoamericano de Comercio
	Exterior SA	3.250%	5/7/20	8,758	8,725
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,000	4,097
	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	1,000	1,009
2	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	53,022	53,617
	Emirate of Abu Dhabi	2.125%	9/30/24	24,185	24,467
	Empresa Nacional del Petroleo	4.750%	12/6/21	16,038	16,242
	Export-Import Bank of India	3.125%	7/20/21	3,235	3,226
3	Korea Development Bank, 3M USD
	LIBOR + 0.550%	1.334%	3/12/21	10,000	9,971
3	Korea Development Bank, 3M USD
	LIBOR + 0.675%	1.727%	9/19/20	10,325	10,342
	Pertamina Persero PT	4.875%	5/3/22	26,552	27,229
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	3,400	3,413
	Petrobras Global Finance BV	5.375%	1/27/21	9,834	9,908
1	Republic of Colombia	2.625%	3/15/23	3,315	3,245
1	Republic of Colombia	2.625%	3/15/23	5,000	4,895
	Republic of Croatia	6.625%	7/14/20	27,310	27,459
	Republic of Croatia	6.375%	3/24/21	7,000	7,206
	Republic of Hungary	6.375%	3/29/21	26,000	27,006
	Republic of Hungary	5.375%	2/21/23	3,000	3,240
	Republic of Indonesia	3.750%	4/25/22	10,000	10,175
	Republic of Indonesia	3.750%	4/25/22	3,074	3,128
	Republic of Latvia	5.250%	6/16/21	1,500	1,555
	Republic of Romania	6.750%	2/7/22	14,040	14,871
	Sinopec Group Overseas Development
	2016 Ltd.	2.000%	9/29/21	14,550	14,527
	State Grid Overseas Investment 2016 Ltd.	2.250%	5/4/20	7,400	7,400
2	State Grid Overseas Investment 2016 Ltd.	2.125%	5/18/21	3,880	3,890
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	19,705	20,037
	State of Kuwait	2.750%	3/20/22	14,866	15,181
	State of Qatar	3.875%	4/23/23	10,000	10,595
Total Sovereign Bonds (Cost $346,044)					346,656
				Shares
Temporary Cash Investments (11.1%)
Money Market Fund (7.5%)
7	Vanguard Market Liquidity Fund	0.522%		4,767,700	476,770
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (3.6%)
6,8	United States Treasury Bill	0.130%–0.137%	3/25/21	225,000	224,672
Total Temporary Cash Investments (Cost $701,376)					701,442
Total Investments (102.8%) (Cost $6,489,416)					6,485,096
Other Assets and Liabilities -Net (-2.8%)					(177,857)
Net Assets (100%)					6,307,239
Cost rounded to $000.

§ Security value determined using significant unobservable inputs.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $2,481,549,000, representing 39.3% of net assets.
3 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Face amount denominated in Australian dollars.
6 Securities with a value of $2,114,000 have been segregated as initial margin for open futures contracts.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Securities with a value of $9,636,000 have been segregated as collateral for open over-the-counter swap contracts.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

2-Year U.S. Treasury Note				June 2020	5,689	1,254,024	3,338
Short Futures Contracts

5-Year U.S. Treasury Note				June 2020	(3,542)	(444,466)	(11,241)
							(7,903)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
State Street
Bank & Trust
Co.	6/1/20	JPY	16,000,000	USD	152,919	—	(3,759)
Citigroup
Global Markets
Inc.	9/1/20	JPY	13,000,000	USD	124,469	—	(3,066)
J.P. Morgan
Securities LLC	6/1/20	USD	151,719	JPY	16,000,000	2,559	—
State Street
Bank & Trust
Co.	9/1/20	USD	125,661	JPY	13,000,000	4,258	—
J.P. Morgan
Securities LLC	6/16/20	USD	13,649	AUD	20,884	38	—
Citigroup
Global Markets
Inc.	6/16/20	USD	1,486	AUD	2,436	—	(101)
						6,855	(6,926)

Ultra-Short-Term Bond Fund

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
		Notional		Received		Appreciation
	Termination	Amount		(Paid) [1]	Value	(Depreciation)
Reference Entity	Date	(000)		(%)	($000)	($000)
Credit Protection Sold

CDX-NA-IG-S34-V1	6/20/25	USD	274,330	1.000	1,816	2,469

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid) [1]	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Oriental Republic
of Uruguay/Baa2	9/20/20	BOANA	21,650	1.000	16	37	(21)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Periodic premium received/paid quarterly.
BOANA--Bank of America, N.A.
At April 30, 2020, the counterparties had deposited in segregated accounts securities with a value of
$1,952,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the

Ultra-Short-Term Bond Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or

Ultra-Short-Term Bond Fund

issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional a mount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse;
and has entered into agreements with its clearing brokers and executing brokers.

Ultra-Short-Term Bond Fund

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed
Securities	—	2,783,147	26,016	2,809,163
Corporate Bonds	—	2,627,835	—	2,627,835
Sovereign Bonds	—	346,656	—	346,656
Temporary Cash Investments	476,770	224,672	—	701,442
Total	476,770	5,982,310	26,016	6,485,096
Derivative Financial Instruments
Assets
Futures Contracts[1]	114	—	—	114
Forward Currency Contracts	—	6,855	—	6,855
Swap Contracts	4[1]	—	—	4
Total	118	6,855	—	6,973
Liabilities
Futures Contracts[1]	243	—	—	243
Forward Currency Contracts	—	6,926	—	6,926
Swap Contracts	—	21	—	21
Total	243	6,947	—	7,190
1 Represents variation margin on the last day of the reporting period.